Restricted Shares Activity (Detail) (Baidu, Inc., USD $)	12 Months Ended
Dec. 31, 2011
Baidu, Inc.
Number of Shares - Unvested
Unvested, December 31, 2010	49,617
Granted	40,558
Vested	(27,115)
Forfeited	(6,838)
Unvested, December 31, 2011	56,222
Weighted Average Grant Date Fair Value
Unvested, December 31, 2010	$ 643.22
Granted	$ 1,372.90
Vested	$ 535.64
Forfeited	$ 972.08
Unvested, December 31, 2011	$ 1,181.49